Consolidated Statements of Stockholder's Equity (USD $) In Thousands, except Share data	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Total stockholder's equity at Dec. 31, 2009	$ 359,285		$ 297	$ 395,957	$ (36,902)	$ (67)
Common stock, shares at Dec. 31, 2009			29,700,000
Net income (loss)	(33,297)					(33,297)
Other comprehensive loss	(3,293)				(3,293)
Transfer of proceeds from Boise Cascade Holdings, L.L.C., for sale of Boise Inc. shares	86,123			86,123
Other	275			275
Total stockholder's equity at Dec. 31, 2010	409,093		297	482,355	(40,195)	(33,364)
Common stock, shares at Dec. 31, 2010			29,700,000
Net income (loss)	(46,363)					(46,363)
Other comprehensive loss	(80,650)				(80,650)
Allocation of redeemable equity to stockholder's equity	550	[1]		550
Other	(11)			(11)
Total stockholder's equity at Dec. 31, 2011	282,619		297	482,894	(120,845)	(79,727)
Common stock, shares at Dec. 31, 2011	29,700,000		29,700,000
Net income (loss)	41,496					41,496
Other comprehensive loss	(384)				(384)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)			(228,268)
Allocation of redeemable equity to stockholder's equity	2,306	[1]		2,306
Other	(5)			(5)
Total stockholder's equity at Dec. 31, 2012	$ 97,764		$ 297	$ 256,927	$ (121,229)	$ (38,231)
Common stock, shares at Dec. 31, 2012	29,700,000		29,700,000

[1]	In 2012 and 2011, we reclassified certain redeemable equity units into "Stockholder's Equity" on our Consolidated Balance Sheets. The reclassifications resulted from employee retirements or terminations causing the equity units to no longer be subject to mandatory redemption in an event that is outside of BC Holdings' control.